Off balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Off Balance Sheet Commitments Relating to Operating Activities
Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2023		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)	221	24	26	25	146
Irrevocable purchase commitments(b)
•given(c)	6,141	2,446	2,090	778	827
•received	(550)	(443)	(96)	(11)	—
Research and development license agreements - commitments given
•commitments related to R&D and other commitments(d)	381	256	101	15	9
•contingent milestone payments in connection with development programs in progress(e)	4,886	280	1,757	818	2,031
Total - net commitments given	11,079	2,563	3,878	1,625	3,013
(a)    Includes the variable portion of future lease payments not recognized as lease liabilities as of December 31, 2023; the equivalent amount of these commitments as of December 31, 2022 was €38 million.
During 2023, Sanofi signed a 15-year lease which will take effect in 2025 and for which Sanofi is committed for a minimum period of 12 years, corresponding to a minimum commitment of $0.2 billion. The lease includes two extension options of five years each.
(b)    These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2022, irrevocable commitments amounted to €6,194 million given and €574 million received.
(c)    Irrevocable purchase commitments given as of December 31, 2023 include €926 million of commitments to joint ventures, and the commitment to EUROAPI as described in Note D.2. and amounting to €804 million as of December 31, 2023.
(d)    Commitments related to R&D, and other commitments, amounted to €259 million as of December 31, 2022.
(e)    This line includes only contingent milestone payments on development projects in progress. The equivalent amount as of December 31, 2022 was €2,919 million.

Summary of Undrawn Credit Facilities	Undrawn credit facilities are as follows:

December 31, 2023	Total	Expiry
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	—	—	4,000	4,000

Summary of Amount of Guarantees Given and Received
The table below shows the amount of guarantees given and received:

(€ million)	2023	2022	2021
Guarantees given:	3,936	3,815	3,794
•Guarantees provided to banks in connection with credit facilities	1,067	1,007	1,042
•Other guarantees given	2,869	2,808	2,752
Guarantees received	(1,272)	(1,229)	(1,149)